STERLING CAPITAL TOTAL RETURN BOND FUND

SUPPLEMENT DATED SEPTEMBER 29, 2014

TO THE STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES

PROSPECTUS, DATED FEBRUARY 1, 2014, AS AMENDED

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds’ Class A, Class B and Class C Shares Prospectus (the “Prospectus”), dated February 1, 2014, as amended:

Effective immediately, the management fee paid by the Sterling Capital Total Return Bond Fund (the “Fund”) will be lowered. Accordingly, the following replaces the text under the heading “Fee Table – Annual Fund Operating Expenses” in the Prospectus with respect to the Fund:

Annual Fund Operating Expenses2 (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	0.84%	1.59%	1.59%
Fee Waiver or Expense Reimbursement[3]	-0.10%	-0.10%	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2,3]	0.74%	1.49%	1.49%

1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 2%, 1%.

2	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of September 29, 2014, as if such reduction had been in effect during the fiscal year ending September 30, 2014. The information has been restated to better reflect anticipated expenses of the Fund.

3	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.27% for the period from September 29, 2014 through January 31, 2016. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

In addition, effective immediately, the following replaces the text under the heading “Example” with respect to the Fund:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$646	$815	$1,002	$1,541
Class B Shares	$552	$789	$953	$1,676
Class C Shares	$152	$489	$853	$1,878

 You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$646	$815	$1,002	$1,541
Class B Shares	$152	$489	$853	$1,676
Class C Shares	$152	$489	$853	$1,878

Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE.

SCSUP-RTL-0914

STERLING CAPITAL TOTAL RETURN BOND FUND

SUPPLEMENT DATED SEPTEMBER 29, 2014

TO THE STERLING CAPITAL FUNDS INSTITUTIONAL AND R SHARES

PROSPECTUS, DATED FEBRUARY 1, 2014

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional and Class R Shares Prospectus (the “Prospectus”), dated February 1, 2014:

Effective immediately, the management fee paid by the Sterling Capital Total Return Bond Fund (the “Fund”) will be lowered. Accordingly, the following replaces the text under the heading “Fee Table – Annual Fund Operating Expenses” in the Prospectus with respect to the Institutional Shares of the Fund:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.59%
Fee Waiver or Expense Reimbursement[2]	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1,2]	0.49%

1	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of September 29, 2014, as if such reduction had been in effect during the fiscal year ending September 30, 2014. The information has been restated to better reflect anticipated expenses of the Fund.

2	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.27% for the period from September 29, 2014 through January 31, 2016. The contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

In addition, effective immediately, the following replaces the text under the heading “Example” in the Prospectus with respect to the Institutional Shares of the Fund:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$50	$175	$316	$725

Effective immediately, the following replaces the text under the heading “Fee Table – Annual Fund Operating Expenses” in the Prospectus with respect to the Class R Shares of the Fund:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

Class R Shares
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.09%
Fee Waiver or Expense Reimbursement[2]	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1,2]	0.99%

1	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of September 29, 2014, as if such reduction had been in effect during the fiscal year ending September 30, 2014. The information has been restated to better reflect anticipated expenses of the Fund.

2	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.27% for the period from September 29, 2014 through January 31, 2016. The contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

In addition, effective immediately, the following replaces the text under the heading “Example” with respect to the Class R Shares Fund:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$101	$333	$588	$1,317

Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE.

SCSUP-INST-0914